VESSELS AND OTHER FIXED ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Cost
Balance	$ 60,185	$ 544,976	$ 645,967
Additions	371	985	7,703
Transfer from Vessels Under Construction			117,905
Transfer to assets held for sale			(120,638)
Disposals - Discontinued operations		(485,776)	(105,753)
Loss on sale and leaseback			(208)
Balance	60,556	60,185	544,976
Accumulated Depreciation and Amortization
Balance	(22,682)	(275,457)	(190,551)
Depreciation and Amortization for the year	(2,807)	(5,989)	(38,261)
Impairment loss (Note 3)		(5,911)	(103,775)
Transfer to assets held for sale			34,556
Disposals — Discontinued operations		264,675	22,574
Balance	(25,489)	(22,682)	(275,457)
Net Book Value	37,503	269,519		455,416
Note Book Value	35,067	37,503	269,519	455,416
Vessels [Member]
Cost
Balance	56,966	433,483	548,817
Additions	0	0	863
Transfer from Vessels Under Construction			79,197
Transfer to assets held for sale			(92,600)
Disposals - Discontinued operations		(376,517)	(102,794)
Loss on sale and leaseback			0
Balance	56,966	56,966	433,483
Accumulated Depreciation and Amortization
Balance	(20,451)	(238,502)	(184,640)
Depreciation and Amortization for the year	(2,536)	(5,168)	(26,497)
Impairment loss (Note 3)		(5,075)	(68,185)
Transfer to assets held for sale			20,672
Disposals — Discontinued operations		228,294	20,148
Balance	(22,987)	(20,451)	(238,502)
Net Book Value	36,515	194,981		364,177
Note Book Value	33,979	36,515	194,981	364,177
Leased Vessels [Member]
Cost
Balance	0	101,500	87,000
Additions	0	0	0
Transfer from Vessels Under Construction			38,708
Transfer to assets held for sale			(24,000)
Disposals - Discontinued operations		(101,500)	0
Loss on sale and leaseback			(208)
Balance	0	0	101,500
Accumulated Depreciation and Amortization
Balance	0	(28,474)	(841)
Depreciation and Amortization for the year		(209)	(8,068)
Impairment loss (Note 3)		0	(30,497)
Transfer to assets held for sale			10,932
Disposals — Discontinued operations		28,683	0
Balance	0	0	(28,474)
Net Book Value	0	73,026		86,159
Note Book Value	0	0	73,026	86,159
Dry Docking and Special Survey [Member]
Cost
Balance	2,195	8,969	9,316
Additions	366	985	6,650
Transfer from Vessels Under Construction			0
Transfer to assets held for sale			(4,038)
Disposals - Discontinued operations		(7,759)	(2,959)
Loss on sale and leaseback			0
Balance	2,561	2,195	8,969
Accumulated Depreciation and Amortization
Balance	(1,327)	(7,761)	(4,662)
Depreciation and Amortization for the year	(196)	(428)	(3,384)
Impairment loss (Note 3)		(836)	(5,093)
Transfer to assets held for sale			2,952
Disposals — Discontinued operations		7,698	2,426
Balance	(1,523)	(1,327)	(7,761)
Net Book Value	868	1,208		4,654
Note Book Value	1,038	868	1,208	4,654
Other Fixed Assets [Member]
Cost
Balance	1,024	1,024	834
Additions	5	0	190
Transfer from Vessels Under Construction			0
Transfer to assets held for sale			0
Disposals - Discontinued operations		0	0
Loss on sale and leaseback			0
Balance	1,029	1,024	1,024
Accumulated Depreciation and Amortization
Balance	(904)	(720)	(408)
Depreciation and Amortization for the year	(75)	(184)	(312)
Impairment loss (Note 3)		0	0
Transfer to assets held for sale			0
Disposals — Discontinued operations		0	0
Balance	(979)	(904)	(720)
Net Book Value	120	304		426
Note Book Value	$ 50	$ 120	$ 304	$ 426